                                                                       September 10, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                  File No. 811-07975

                  Discovery Select Variable Annuity
                  File No. 333-18117

Dear Commissioners:

        On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (“the Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

        In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Core Equity Fund, AIM V.I. Premier Equity Fund; Janus Mid Cap Growth, Janus International Value Portfolio; MFS Emerging Growth Series, MFS Research Series; OpCap Managed Portfolio, OpCap Small Cap Portfolio; T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio; Credit Suisse Trust Global Post-Venture Capital Portfolio; Franklin Small Cap Fund-Class 2; American Century VP Value; AllianceBernstein Premier Growth Portfolio; Davis Value Portfolio; The Prudential Series Fund, Inc.: Diversified Bond, Diversified Conservative Growth, Prudential Value, Equity, Global, High Yield Bond, Money Market, Jennison, Small Capitalization Stock, Stock Index, Jennison 20/20 Focus, SP Aggressive Growth Asset Allocation, SP Technology, SP Balanced Asset Allocation, SP Conservative Asset Allocation, SP Growth Asset Allocation, SP State Street Research Small Cap Growth, SP William Blair International Growth, SP Large Cap Value, SP MFS Capital Opportunities, SP Mid Cap Growth Portfolio, SP PIMCO Total Return, SP Prudential U.S. Emerging Growth, SP Goldman Sachs Small Cap Value and SP Strategic Partners Focused Growth Portfolios.

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-04-006244
Date of Filing:            8/17/04

Filer/Entity:              AllianceBernstein  Variable Products Series Fund
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-04-000175
Date of Filing:            8/25/04

Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-04-000021
Date of Filing:            8/24/04

Filer/Entity:              Credit Suisse Trust
Registration No.:          811-07261
CIK No.:                   0000941568
Accession No.:             0001047469-04-027937
Date of Filing:            9/3/04

Filer/Entity:              Davis Variable Account Fund, Inc.
Registration No.:          811-09293
CIK No.:                   0001084060
Accession No.:             0001084060-04-000009
Date of Filing:            8/23/04

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust - Class 2
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-04-146411
Date of Filing:            8/25/04

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0000906185-04-000010
Date of Filing:            8/20/04

Filer/Entity:              MFS Variable Insurance Trust
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-04-000192
Date of Filing:            8/31/04

Filer/Entity:              PIMCO Advisors VIT
Registration No.:          811-08512
CIK No.:                   0000923185
Accession No.:             0001047469-04-027979
Date of Filing:            9/3/04

Filer/Entity:              T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294/04/000029
Date of Filing:            8/17/04

Filer/Entity:              T. Rowe Price International Stock Portfolio
Registration No.:          811-07145
CIK No.:                   0000918292
Accession No.:             0000918292-04-00009
Date of Filing:            8/19/04

Filer/Entity               The Prudential Series Fund, Inc.
Registration No.:          811-03623
CIK No.                    0000711175
Accession No.:             0001193125-04-152307
Date of Filing:            9/3/04

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President and Corporate Counsel